Contents of Significant Accounts - Reconciliation Between Income Tax Expense and Income Before Tax At UMC's Applicable Tax Rate (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 4,806,596	$ 160,702	$ 2,117,920	$ 7,671,710
At UMC's statutory income tax rate	961,319		423,584	1,304,191
Adjustments in respect of current income tax of prior periods	(1,033,780)		(899,219)	(364,951)
Net changes in loss carry-forward and investment tax credits	2,387,922		2,239,058	564,742
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	(169,568)		49,625	330,228
Tax effect of non-taxableincome and non-deductibleexpenses:
Tax exempt income	(1,778,820)		(451,589)	(1,549,018)
Investment gain	(270,610)		(886,546)	(639,979)
Dividend income	(139,093)		(112,810)	(83,154)
Others	110,991		140,278	259,590
Basic tax	3,215		0	33,207
Estimated income tax on unappropriated earnings	150,401		(849,328)	38,069
Deferred income tax related to changes in tax rates	0		(842,123)	12,477
Effect of different tax rates applicable to UMC and its subsidiaries	(102,608)		(118,404)	(21,615)
Taxes withheld in other jurisdictions	19,749		48,291	868,106
Others	91,228		129,306	240,588
Income tax expense (benefit) recorded in profit or loses	$ 230,346	$ 7,701	$ (1,129,877)	$ 992,481